UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
 (Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Health Care — 5.3%
804	Health Care Property Investors, Inc. REIT	28,979
680	Ventas, Inc. REIT	28,648

		57,627

	Hotels — 10.3%
1,215	Starwood Hotels & Resorts Worldwide, Inc.	78,786
1,448	Strategic Hotel & Resorts, Inc. REIT	33,123

		111,909

	Industrial — 8.6%
612	AMB Property Corp. REIT	35,962
878	ProLogis REIT	57,002

		92,964

	Multifamily — 26.2%
948	Archstone-Smith Trust REIT	51,452
496	AvalonBay Communities, Inc. REIT	64,467
354	BRE Properties, Inc. REIT	22,374
547	Camden Property Trust REIT	38,426
949	Equity Residential REIT	45,790
220	Essex Property Trust, Inc. REIT	28,460
718	Post Properties, Inc. REIT	32,852

		283,821

	Office — 22.3%
380	Boston Properties, Inc. REIT	44,588
975	Brandywine Realty Trust REIT	32,561
1,002	Corporate Office Properties Trust REIT	45,762
1,608	Douglas Emmett, Inc. REIT	41,040
687	Mack-Cali Realty Corp. REIT	32,717
321	SL Green Realty Corp. REIT	44,076

		240,744

	Regional Malls — 12.8%
386	Macerich Co. (The) REIT	35,651
699	Simon Property Group, Inc. REIT	77,708
427	Taubman Centers, Inc. REIT	24,779

		138,138

	Shopping Center — 3.8%
451	Federal Realty Investment Trust REIT	40,888

	Storage — 7.7%
1,650	Extra Space Storage, Inc. REIT	31,259
552	Public Storage, Inc. REIT	52,211

		83,470

	Total Common Stocks (Cost $814,719)	1,049,561

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
30,402	JPMorgan Prime Money Market Fund (b) (Cost $30,402)	30,402

	Total Investments — 99.8% (Cost $845,121)	1,079,963
	Other Assets In Excess of Liabilities — 0.2%	1,864

	NET ASSETS — 100.0%	$1,081,827

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

REIT	Real Estate Investment Trust

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,620
Aggregate gross unrealized depreciation	(4,777)

Net unrealized appreciation/depreciation	$234,843

Federal income tax cost of investments	$845,120

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 25, 2007